Investment Portfolioas of June 30, 2026 (Unaudited)
DWS Small Cap Growth Fund
	Shares	Value ($)

Common Stocks 96.3%
Consumer Discretionary 6.7%
Automobile Components 0.3%
Fox Factory Holding Corp.* (a)	50,481	855,401
Diversified Consumer Services 2.0%
Stride, Inc.*	72,212	6,227,563
Hotels, Restaurants & Leisure 1.1%
Hilton Grand Vacations, Inc.*	61,520	3,221,802
Household Durables 1.9%
Cavco Industries, Inc.*	2,700	1,658,826
LGI Homes, Inc.*	7,438	473,652
TopBuild Corp.*	10,827	3,838,496
		5,970,974
Leisure Products 0.5%
YETI Holdings, Inc.* (a)	33,222	1,646,482
Specialty Retail 0.9%
Boot Barn Holdings, Inc.* (a)	10,300	1,691,981
Burlington Stores, Inc.*	2,861	906,365
		2,598,346
Consumer Staples 0.9%
Consumer Staples Distribution & Retail 0.6%
Casey's General Stores, Inc.	2,294	1,823,248
Food Products 0.3%
Marzetti Co.	8,200	936,112
Energy 2.8%
Energy Equipment & Services 1.2%
Kodiak Gas Services, Inc.	17,000	1,277,210
ProPetro Holding Corp.* (a)	65,400	937,836
Select Water Solutions, Inc.	69,000	1,378,620
		3,593,666
Oil, Gas & Consumable Fuels 1.6%
Centrus Energy Corp. “A”* (a)	8,500	1,426,895
Core Natural Resources, Inc.	16,044	1,283,841
Crescent Energy Co. “A”	44,207	434,113
Magnolia Oil & Gas Corp. “A” (a)	55,400	1,417,132
Matador Resources Co.	7,100	353,438
		4,915,419

Financials 7.5%
Banks 2.8%
Bank of Hawaii Corp.	20,200	1,646,098
First Financial Bankshares, Inc.	34,400	1,190,240
Live Oak Bancshares, Inc.	54,736	2,235,418
ServisFirst Bancshares, Inc. (a)	17,800	1,544,150
The Bancorp, Inc.*	33,579	2,103,389
		8,719,295
Capital Markets 2.8%
Affiliated Managers Group, Inc.	2,715	918,756
Moelis & Co. “A”	83,995	5,494,953
StoneX Group, Inc.*	18,600	2,204,100
		8,617,809
Consumer Finance 1.0%
Enova International, Inc.*	12,300	2,960,979
Financial Services 0.2%
WEX, Inc.*	3,244	457,696
Insurance 0.7%
Palomar Holdings, Inc.*	17,700	2,237,103
Health Care 26.8%
Biotechnology 15.0%
Arrowhead Pharmaceuticals, Inc.*	18,724	1,526,193
BridgeBio Pharma, Inc.*	21,000	1,564,080
Caris Life Sciences, Inc.*	32,362	576,691
Catalyst Pharmaceuticals, Inc.*	51,800	1,628,074
Celldex Therapeutics, Inc.*	83,000	3,088,430
CG oncology, Inc.* (a)	38,100	2,707,005
Dianthus Therapeutics, Inc.*	19,700	1,920,356
Halozyme Therapeutics, Inc.*	12,900	1,009,683
Insmed, Inc.*	8,737	931,539
Kiniksa Pharmaceuticals International PLC*	52,406	3,351,364
Madrigal Pharmaceuticals, Inc.*	2,900	1,557,155
Mirum Pharmaceuticals, Inc.* (a)	18,000	2,107,260
Neurocrine Biosciences, Inc.*	4,478	754,700
Oruka Therapeutics, Inc.* (a)	22,300	2,122,291
Praxis Precision Medicines, Inc.*	4,600	1,540,034
Protagonist Therapeutics, Inc.*	23,900	2,929,662
PTC Therapeutics, Inc.*	22,200	1,810,854
Rhythm Pharmaceuticals, Inc.*	18,800	2,087,364
Scholar Rock Holding Corp.*	43,800	2,409,000
TG Therapeutics, Inc.*	41,400	2,274,516
Travere Therapeutics, Inc.*	73,187	4,157,753
Vaxcyte, Inc.*	31,000	1,802,030
Vera Therapeutics, Inc.*	56,200	2,411,542
		46,267,576
Health Care Equipment & Supplies 2.7%
Alphatec Holdings, Inc.* (a)	50,668	438,278
Axogen, Inc.*	34,800	1,607,412
Globus Medical, Inc. “A”*	7,138	563,973
Haemonetics Corp.*	13,754	1,031,550

Lantheus Holdings, Inc.*	23,900	2,651,466
Merit Medical Systems, Inc.*	28,100	1,948,454
		8,241,133
Health Care Providers & Services 5.2%
HealthEquity, Inc.*	38,037	3,435,502
Molina Healthcare, Inc.*	4,960	1,134,352
Option Care Health, Inc.* (a)	116,897	2,451,330
Privia Health Group, Inc.*	59,500	1,530,935
RadNet, Inc.* (a)	118,576	7,312,582
		15,864,701
Health Care Technology 0.1%
Waystar Holding Corp.*	22,700	466,031
Pharmaceuticals 3.8%
Crinetics Pharmaceuticals, Inc.* (a)	37,800	1,414,476
EyePoint, Inc.*	31,800	454,740
Indivior Pharmaceuticals, Inc.*	34,100	1,399,123
Ligand Pharmaceuticals, Inc.* (a)	19,157	6,055,336
Liquidia Corp.*	30,200	2,407,846
		11,731,521
Industrials 20.9%
Aerospace & Defense 4.4%
Aevex Corp. “A”* (a)	14,964	312,598
Astronics Corp.*	20,000	1,625,200
Astronics Corp. “B”*	3,640	276,640
Ducommun, Inc.*	53,733	9,951,889
Intuitive Machines, Inc.* (a)	40,100	857,739
Kratos Defense & Security Solutions, Inc.*	13,500	673,110
		13,697,176
Building Products 0.6%
Builders FirstSource, Inc.*	21,477	1,921,762
Commercial Services & Supplies 2.5%
Casella Waste Systems, Inc. “A”* (a)	29,600	2,870,312
The Brink's Co.	51,038	4,822,581
		7,692,893
Construction & Engineering 2.1%
Arcosa, Inc.	10,200	1,481,958
Argan, Inc.	4,500	3,593,475
Solv Energy, Inc. “A”*	43,423	1,478,553
		6,553,986
Electrical Equipment 3.0%
Bloom Energy Corp. “A”*	11,000	3,329,700
Nextpower, Inc. “A”*	43,800	5,218,332
X-Energy, Inc.* (a)	32,626	599,013
		9,147,045
Machinery 3.1%
CECO Environmental Corp.*	35,069	3,182,161
Enpro, Inc.	6,900	2,600,817
SPX Technologies, Inc.*	4,200	1,029,714
Standex International Corp. (a)	7,300	2,610,991
		9,423,683

Professional Services 2.3%
Kforce, Inc.	63,149	2,962,951
Maximus, Inc.	74,339	3,996,465
		6,959,416
Trading Companies & Distributors 2.9%
Rush Enterprises, Inc. “A”	112,530	8,213,002
Titan Machinery, Inc.* (a)	29,068	613,916
		8,826,918
Information Technology 26.1%
Communications Equipment 0.7%
Calix, Inc.*	60,697	2,265,212
Electronic Equipment, Instruments & Components 3.6%
Advanced Energy Industries, Inc.	17,367	6,475,633
Fabrinet*	5,700	3,203,856
Knowles Corp.*	18,200	754,936
nLight, Inc.*	10,400	724,048
		11,158,473
Semiconductors & Semiconductor Equipment 13.7%
Credo Technology Group Holding Ltd.*	24,600	6,689,970
FormFactor, Inc.*	41,887	6,698,988
Impinj, Inc.*	15,908	2,278,503
MaxLinear, Inc.*	17,100	2,189,313
Power Integrations, Inc. (a)	36,913	3,091,833
Rigetti Computing, Inc.* (a)	48,700	940,884
Semtech Corp.*	38,707	6,264,728
SiTime Corp.*	9,513	7,092,512
Ultra Clean Holdings, Inc.*	47,308	6,745,648
		41,992,379
Software 7.9%
Adeia, Inc. (a)	51,600	1,699,188
Agilysys, Inc.* (a)	63,585	6,644,632
Commvault Systems, Inc.*	10,000	1,417,300
D-Wave Quantum, Inc.* (a)	52,100	1,249,879
InterDigital, Inc.	4,800	1,359,024
JFrog Ltd.*	20,100	1,826,688
SPS Commerce, Inc.*	24,940	1,425,820
Tenable Holdings, Inc.*	74,926	2,763,271
Varonis Systems, Inc.*	123,798	5,194,564
Workiva, Inc.*	10,960	531,670
		24,112,036
Technology Hardware, Storage & Peripherals 0.2%
IonQ, Inc.* (a)	13,000	692,380
Materials 1.9%
Chemicals 0.7%
Sensient Technologies Corp.	17,400	2,145,246
Construction Materials 0.8%
Eagle Materials, Inc.	3,652	821,700
Knife River Corp.* (a)	22,100	1,848,665
		2,670,365

Metals & Mining 0.4%
Almonty Industries, Inc.* (a)	33,200	549,792
Cleveland-Cliffs, Inc.*	71,880	674,953
		1,224,745
Real Estate 1.7%
Diversified REITs 0.3%
Essential Properties Realty Trust, Inc.	31,141	929,559
Health Care REITs 0.4%
Janus Living, Inc. “A”	50,390	1,448,208
Hotel & Resort REITs 0.5%
Ryman Hospitality Properties, Inc.	11,500	1,478,325
Industrial REITs 0.2%
EastGroup Properties, Inc.	3,120	631,894
Specialized REITs 0.3%
Four Corners Property Trust, Inc.	34,935	857,654
Utilities 1.0%
Independent Power & Renewable Electricity Producers 0.7%
Fervo Energy Co. “A”* (a)	27,912	815,868
Hallador Energy Co.* (a)	79,300	1,379,027
		2,194,895
Water Utilities 0.3%
American States Water Co.	11,300	933,719
Total Common Stocks (Cost $182,873,062)		296,310,826

Other Investments 0.0%
Health Care 0.0%
Life Sciences Tools & Services
OmniAb, Inc. $12.50 Earnout* (b) (c)	7,264	0
OmniAb, Inc. $15.00 Earnout* (b) (c)	7,264	0
Total Other Investments (Cost $0)		0

Rights 0.0%
Health Care
Blueprint Medicines Corp.* (c)	24,534	11,286
Apellis Pharmaceuticals, Inc.* (c)	26,776	803
Total Rights (Cost $12,089)		12,089

Exchange-Traded Funds 2.2%
iShares Russell 2000 Growth ETF (a) (Cost $6,408,043)	17,300	6,815,508

Securities Lending Collateral 2.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.54% (d) (e) (Cost $7,948,350)	7,948,350	7,948,350

Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 3.66% (d) (Cost $4,270,100)	4,270,100	4,270,100

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $201,511,644)	102.5	315,356,873
Other Assets and Liabilities, Net	(2.5)	(7,715,168)
Net Assets	100.0	307,641,705
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2026 are as follows:
Value ($) at 9/30/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2026	Value ($) at 6/30/2026
Securities Lending Collateral 2.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.54% (d) (e)
—	7,948,350 (f)	—	—	—	11,635	—	7,948,350	7,948,350
Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 3.66% (d)
6,736,950	26,801,933	29,268,783	—	—	160,730	—	4,270,100	4,270,100
6,736,950	34,750,283	29,268,783	—	—	172,365	—	12,218,450	12,218,450

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2026 amounted to $49,637,907, which is 16.1% of net assets.

(b)
Earnout Shares: Will vest based upon the achievement of certain volume-weighted average trading prices (VWAP) for shares of
OmniAb Inc. Earnout Shares are not transferrable until the vesting condition for the applicable tranche of Earnout Shares has been achieved.

(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $42,077,188.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2026.

REIT: Real Estate Investment Trust

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$296,310,826	$—	$—	$296,310,826
Other Investments	—	—	0	0
Rights	—	—	12,089	12,089
Exchange-Traded Funds	6,815,508	—	—	6,815,508
Short-Term Investments (a)	12,218,450	—	—	12,218,450
Total	$315,344,784	$—	$12,089	$315,356,873

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DSCGF-PH3